NOTES PAYABLE TO AND ADVANCES FROM OFFICERS AND DIRECTORS (Narrative) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 30, 2016	Apr. 06, 2016	Oct. 12, 2015
Related Party Transaction [Line Items]
Principal balance increase			$ 57,500
Earnie Blackmon [Member] | Notes Payable Other Payables [Member]
Related Party Transaction [Line Items]
Convertible note payable, related party	$ 246,458	$ 28,750
Tony Verzura [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount				$ 25,000
Tony Verzura [Member] | Notes Payable Other Payables [Member]
Related Party Transaction [Line Items]
Convertible note payable, related party	14,889	28,750
Accrued wages payable to officers and directors [Member] | Notes Payable Other Payables [Member]
Related Party Transaction [Line Items]
Convertible note payable, related party	$ 261,347	$ 57,500
Ernest Blackmon [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount				$ 25,000
Debt Instrument Fair Value of Warrants Issued Recorded as Unamortized Discount
Related Party Transaction [Line Items]
Convertible note payable, related party					$ 102,000
JSJ Investments Inc. [Member]
Related Party Transaction [Line Items]
Debt instrument, interest rate			12.00%